Expenses by nature (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Salary		R$ 75,388	R$ 36,102	R$ 21,286
Benefits		8,406	2,993	1,521
Compulsory contributions to social security		24,200	12,586	9,122
Compensation		2,189	387	348
Provisions (vacation/13th salary)		11,798	5,757	3,634
Provision for bonus and profit sharing		11,340	650	4,641
Provision for bonus and profit sharing - IPO		46,449	0	0
Compensation		20,254	16,715	5,230
Other		6,456	2,913	1,749
Total	[1]	R$ 206,480	R$ 78,103	R$ 47,531

[1]	Personnel expenses: